Segment information	12 Months Ended
Dec. 31, 2024
Operating segments [Abstract]
Segment information	Segment information and Disaggregated Revenue Disclosures
The Company has one operating segment, which is the design and marketing of semiconductor components for cellular wireless systems. All information required to be disclosed under IFRS 8 Operating Segments is shown in the Consolidated Financial Statements and these associated Notes.
Sales to external customers disclosed below are based on the geographical location of the customers to which the Company invoices. The following table sets forth the Company’s total revenue by region for the periods indicated.

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Asia :
China (including Hong-Kong)	$24,018	$21,702	$11,430
Taiwan	1,066	29	468
Rest of Asia	2,210	92	743
Total Asia	27,294	21,823	12,641
Germany	15,525	1,001	801
United States of America	16,749	8,666	20,368
Rest of world	983	2,126	3,021
Total revenue	$60,551	$33,616	$36,831
Of our total revenue, 96.2% is attributable to international sales for the year ended December 31, 2024 (96.2% for 2023 and 99.8% for 2022).
The Company categorizes its total revenue based on technology.

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Broadband IoT	$36,181	$21,842	$17,655
Massive IoT	24,370	11,774	19,176
Total revenue	$60,551	$33,616	$36,831
Additionally, the Company categorize its total revenue based on product, license and services revenue.

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Product	$22,974	$8,060	$12,007
License	31,005	22,997	22,513
Development and other services	6,572	2,559	2,311
Total revenue	$60,551	$33,616	$36,831
License revenue includes, in particular in 2024 partial deliveries of Intellectual Property under a 5G broadband license and under a Monarch2 manufacturing license to Qualcomm, and in all three years license fees from agreements signed with strategic partners (See Note 20 to these Consolidated Financial Statements).
Development and other services include revenues recognized under contracts for various software customization and other engineering services.
The substantial majority of the Company’s current and non-current assets are held by the parent company, Sequans Communications S.A. and located in France. See Note 21.3 to these Consolidated Financial Statements for information about major customers.